Assets held for sale or exchange and liabilities related to assets held for sale or exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Details) - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets or disposal groups classified as held for sale	€ 208	€ 13,489	€ 15
Liabilities included in disposal groups classified as held for sale	54	2,131	13
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	208	13,489	15
Liabilities included in disposal groups classified as held for sale	54	2,131	13
Opella Business
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets or disposal groups classified as held for sale	0	13,489	0
Liabilities included in disposal groups classified as held for sale	0	2,131	0
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	0	13,489	0
Liabilities included in disposal groups classified as held for sale	0	2,131	0
Others
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets or disposal groups classified as held for sale	208	0	15
Liabilities included in disposal groups classified as held for sale	54	0
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	208	0	€ 15
Liabilities included in disposal groups classified as held for sale	€ 54	€ 0